SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION

15. SHARE-BASED COMPENSATION

Restricted ordinary shares

On August 28, 2019, 8,154,893 ordinary shares held by Cloopen Co., Ltd., which is wholly owned by Mr. Sun Changxun, became restricted with a graded vesting as to 1/3 of the restricted ordinary shares vest on the first anniversary of August 28, 2019 and with the remaining 2/3 of the restricted ordinary shares vesting evenly over the next two years. Such restricted shares are also subject to immediate vesting upon the Company’s completion of a qualified IPO. The fair value of the shares of US$9,827 are amortized to consolidated statements of comprehensive loss over the vesting term of three years.

In January 2021, the Company adopted a second share option Plan (“2021 Share Plan”), under which the maximum aggregate number of Class A ordinary shares that may be issued pursuant to all awards under such plan is 15,144,221. The ordinary shares became restricted with a vesting schedule of four years. Under the 2021 Share Plan, 5,898,500 ordinary shares were granted to employees for the year 2021.

In March 2021, the Company offered certain management members of EliteCRM 2,411,177 ordinary shares, which become restricted with a graded vesting as to 1/2 of the restricted ordinary shares vest on the first anniversary of March 22, 2022 and with the remaining 1/2 of the restricted ordinary shares vesting on March 22, 2023. The fair value of the shares of US$23,883 are amortized to consolidated statements of comprehensive loss over the vesting term of two years.

A summary of the Company’s restricted ordinary shares held by the Company’s employees for the years ended December 31, 2022 and 2023 is presented below:

	Number of shares	Weighted average grant date fair value
Unvested as of January 1, 2022	8,014,677	4.71
Granted	3,822,089	0.66
Vested	(1,755,548)	7.45
Forfeited	(5,104,733)	2.21
Unvested as of December 31, 2022	4,976,485	3.20
Granted	860,000	0.29
Vested	(2,001,838)	1.07
Forfeited	(1,031,670)	1.04
Unvested as of December 31, 2023	2,802,977	4.62

Total compensation expenses recognized for restricted ordinary shares for the years ended December 31, 2021, 2022 and 2023 were allocated to the following expense items:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Research and development expenses	8,618	(5,158)	654
General and administrative expenses	112,218	59,133	10,868
Selling and marketing expenses	4,191	1,275	1,851
Total restricted ordinary shares compensation expenses	125,027	55,250	13,373

In addition to the restricted ordinary shares held by the Company’s employees, 1,700,000 ordinary shares were held by a non-employee founder, which were restricted and have been vested immediately upon the completion of the Company’s initial public offering on February 9, 2021. The fair value of 1,700,000 restricted ordinary shares on grant date is US$111.

As of December 31, 2023, total unrecognized compensation expense related to restricted ordinary shares were RMB6,212 until 2026. The restricted ordinary shares are expected to be recognized over a weighted average period of approximately 2.41 years.

Shares Options

In January 2017, the Company’s shareholders and board of directors approved a share option Plan (“2016 Share Plan’’), under which a maximum aggregate number of 21,119,408 ordinary shares may be issued pursuant to all awards to be granted. In September 2018, the Company’s shareholders and board of directors approved that the maximum aggregate number of ordinary shares may be issued under 2016 Share Plan shall be modified to 25,838,502 pre-offering Class A Ordinary Shares. In March 2020 and July 2020, the Company’s shareholders and board of directors approved that the maximum aggregate number of ordinary shares may be issued under 2016 Share Plan shall be modified to 26,419,211 and 29,525,465 pre-offering Class A Ordinary Shares, respectively.

In addition, the options may be exercised with respect to 25% to 50% of the shares subject to the options as of the first anniversary of the vesting commencement date with the remaining shares subject to the options shall become vested in equal monthly instalments over a period of 12-36 months thereafter. Share options were granted with exercise prices ranging from US$0.01 to US$0.38 and will expire 10 years from the grant dates.

Under the 2016 Share Plan, no share options w granted to employees, officers, and board members for the years ended December 31, 2022 and 2023, respectively. A summary of the share options activities for the years ended December 31, 2022 and 2023 is presented below:

	Number of shares	Weighted average exercise price	Weighted remaining contractual years	Aggregate intrinsic value
		US$		US$
Outstanding as of January 1, 2022	22,069,770	0.25
Forfeited	(755,960)	0.34
Exercised	(3,718,773)	0.25
Outstanding as of December 31, 2022	17,595,037	0.24
Forfeited	(721,728)	0.15
Exercised	(3,731,723)	0.17		3,881
Outstanding as of December 31, 2023	13,141,586	0.26
Vested and expected to vest as of December 31, 2023	13,141,586	0.26	3.91	26,256
Exercisable as of December 31, 2023	12,255,508	0.23	2.60	25,994

The fair values of the options granted are estimated on the dates of grant using the binomial option pricing model with the following assumptions used:

Grant dates:	2021
Risk free rate of return	1.06%-1.57%
Volatility	48.76%-49.21%
Expected dividend yield	0%
Exercise multiple	2.20
Fair value of underlying ordinary share	US$1.45- US$16.70
Expiration terms	10 years

The expected volatility was estimated based on the historical volatility of comparable peer public companies with a time horizon close to the expected term of the Company’s options. The risk-free interest rate was estimated based on the yield to maturity of U.S. treasury bonds denominated in US$ for a term consistent with the expected term of the Company’s options in effect at the option valuation date. Expected dividend yield is zero as the Company does not anticipate any dividend payments in the foreseeable future. The expected exercise multiple was estimated as the average ratio of the stock price to the exercise price of when employees would decide to voluntarily exercise their vested options. As the Company did not have sufficient information of past employee exercise history, it has considered the statistics on exercise patterns of employees compiled by Huddart and Lang in Huddart, S., and M. Lang. 1996. “Employee Stock Option Exercises: An Empirical Analysis.” Journal of Accounting and Economics, vol. 21, no. 1 (February), pages 5-43, which are widely adopted by valuers as authoritative guidance on expected exercise multiples. Expected term is the contract life of the option.

The weighted average grant date fair value of the share options granted during the year ended December 31 2021 was US$6.19, respectively. Compensation expense recognized for share options during the years ended December 31,2021, 2022 and 2023 is allocated to the following expense items:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Cost of revenues	507	(621)	3
Research and development expenses	9,946	(795)	1,006
Selling and marketing expenses	16,960	(765)	6,068
General and administrative expenses	109,530	54,393	1,788
Total share option compensation expenses	136,943	52,212	8,865

As of December 31, 2023, RMB1,813 of total unrecognized compensation expense related to share options that are expected to be recognized until 2026. The share options are expected to be recognized over a weighted average period of approximately 1.12 years.